Pay vs Performance Disclosure	12 Months Ended
	Jan. 28, 2023 USD ($)	Jan. 29, 2022 USD ($)	Jan. 30, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company, illustrating pay versus performance, or PVP.
					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income ($M)	Marvell TSR Relative to S&P 500 TSR
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$22,442,578	$(7,825,315)	$10,060,637	$1,326,725	$187.0	$171.7	$(163.5)	-26.3%
2022	$15,510,223	$57,345,982	$5,938,147	$16,708,351	$278.9	$189.9	$(421.0)	8.4%
2021	$14,615,795	$88,303,946	$4,064,191	$23,663,552	$215.5	$164.0	$(277.3)	98.3%
In the above table, Mr. Murphy is the PEO for fiscal years 2021-2023. The non-PEO named executive officers reflect the following individuals in each year:
2021:
Raghib Hussain, Jean Hu, Mitchell Gaynor, and Dan Christman.

2022:
Raghib Hussain, Jean Hu, Mitchell Gaynor, and Dan Christman.

2023:
Raghib Hussain, Willem Meintjes and Jean Hu (each serving as CFO for part of the fiscal year), Chris Koopmans and Dan Christman.

The peer group used in column (g) above is the PHLX Semiconductor Index.
The dollar amounts reported in column (h) above represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Compensation Actually Paid (CAP) illustrated in the table above is calculated by making the adjustments from the Summary Compensation Table (SCT) totals as set forth in the table immediately below. Equity values are calculated in accordance with FASB ASC Topic 718.
	FY 2023		FY 2022		FY 2021
Adjustments to Reported Summary Compensation Table Total for CEO and Non-CEO Named Executive Officers	CEO	Non-CEO Named Executive Officers (Average)	CEO	Non-CEO Named Executive Officers (Average)	CEO	Non-CEO Named Executive Officers (Average)
Summary Compensation Table Total	$22,442,578	$10,060,637	$15,510,223	$5,938,147	$14,615,795	$4,064,191
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$(19,197,984)	$(9,092,498)	$(11,956,712)	$(4,525,417)	$(11,745,525)	$(2,864,302)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$9,590,516	$5,600,117	$17,430,324	$4,496,142	$26,846,348	$6,383,873
Plus, fair value as of the vesting date of equity awards granted and vested in the year	$774,322	$326,924	$1,536,043	$1,828,647	$1,949,824	$536,204
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(17,871,376)	$(2,642,194)	$14,086,042	$3,637,711	$54,130,597	$14,729,143
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	$(3,563,372)	$(831,456)	$20,740,061	$5,333,120	$2,506,908	$814,443
Less, prior year-end fair value for any equity awards that forfeited in the year	$0	$(2,094,806)	$0	$0	$0	$0
Compensation Actually Paid	$(7,825,315)	$1,326,725	$57,345,982	$16,708,351	$88,303,946	$23,663,552

Company Selected Measure Name	Marvell TSR Relative to S&P 500 TSR
Named Executive Officers, Footnote [Text Block]
In the above table, Mr. Murphy is the PEO for fiscal years 2021-2023. The non-PEO named executive officers reflect the following individuals in each year:
2021:
Raghib Hussain, Jean Hu, Mitchell Gaynor, and Dan Christman.

2022:
Raghib Hussain, Jean Hu, Mitchell Gaynor, and Dan Christman.

2023:
Raghib Hussain, Willem Meintjes and Jean Hu (each serving as CFO for part of the fiscal year), Chris Koopmans and Dan Christman.

Peer Group Issuers, Footnote [Text Block]	The peer group used in column (g) above is the PHLX Semiconductor Index.
PEO Total Compensation Amount	$ 22,442,578	$ 15,510,223	$ 14,615,795
PEO Actually Paid Compensation Amount	(7,825,315)	57,345,982	88,303,946
Non-PEO NEO Average Total Compensation Amount	10,060,637	5,938,147	4,064,191
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,326,725	16,708,351	23,663,552
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
The following table lists the financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our named executive officers to our performance:
Most Important Performance Measures
Relative Total Shareholder Return (TSR)
Revenue
Earnings per Share (EPS)
Non-GAAP Gross Margin
Non-GAAP Operating Income Margin

Total Shareholder Return Amount	$ 187	278.9	215.5
Peer Group Total Shareholder Return Amount	171.7	189.9	164
Net Income (Loss)	$ (163,500,000)	$ (421,000,000)	$ (277,300,000)
Company Selected Measure Amount	(26.3)	8.4	98.3
PEO Name	Mr. Murphy
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return (TSR)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per Share (EPS)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Gross Margin
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income Margin
PEO [Member] | Value of "Stock Awards” and “Option Awards” Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (19,197,984)	$ (11,956,712)	$ (11,745,525)
PEO [Member] | Year-End fair Value Of Outstanding And Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,590,516	17,430,324	26,846,348
PEO [Member] | Fair Value As Of The Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	774,322	1,536,043	1,949,824
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,871,376)	14,086,042	54,130,597
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,563,372)	20,740,061	2,506,908
PEO [Member] | Prior Year-End Fair Value For Any Equity Awards That Forfeited In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of "Stock Awards” and “Option Awards” Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,092,498)	(4,525,417)	(2,864,302)
Non-PEO NEO [Member] | Year-End fair Value Of Outstanding And Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,600,117	4,496,142	6,383,873
Non-PEO NEO [Member] | Fair Value As Of The Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	326,924	1,828,647	536,204
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,642,194)	3,637,711	14,729,143
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(831,456)	5,333,120	814,443
Non-PEO NEO [Member] | Prior Year-End Fair Value For Any Equity Awards That Forfeited In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,094,806)	$ 0	$ 0